35. NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Non Cash Transactions [abstract]
NON-CASH TRANSACTIONS
35.	NON-CASH TRANSACTIONS

On 2020, 2019 and 2018, the Company had the following transactions not involving cash, which are not reflected in the Cash flow statement:

•	Capitalized financial costs of R$33 on 2020 (R$23 on 2019, R$30 on 2018);
•	Except for the cash arising from the business combination, in the amount of R$27, and the payment of R$45, the acquisition of the Centroeste’s remaining equity interest did not generate effects in the Company’s cash flow;

•	Except for the cash arising from the merger of the subsidiaries RME and LUCE amounting R$22, this transaction did not generate effects in the Company’s cash flow on 2019;

•	Lease addition in the amount of R$6 (R$31, on December 31, 2019);

•	Capital increase from retained profit reserve, with the issuance of shares, in the amount of R$300, on July 30, 2020.